Award Timing Disclosure	12 Months Ended
Sep. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Board has adopted an Incentive Equity Grant Policy (the “Equity Grant Policy”) to create a framework for a consistent process for the Company to grant equity-based awards. It is the intent of the Equity Grant Policy that equity-based awards, including stock options, are generally be made during open trading windows to minimize the risk of grant decisions being made while any employee or member of the Board is in possession of material, non-public information of the Company.
Pursuant to the Equity Grant Policy, annual grants of equity-based awards to (i) executive officers and non-management members of the Board are generally made with a grant date on the second business day following the Company’s filing of its Quarterly
Report on Form 10-Q with respect to its fiscal first quarter ending December 31, which grant date occurs in February, and (ii) other employees of the Company are generally made with a grant date on the second business day following the Company’s filing of its Annual Report on Form 10-K with respect to its fiscal year ending September 30, which grant date occurs in November. The Board or the Compensation Committee may change the annual grant date for any particular year if the Company is in possession of material non-public information or if the Board or Compensation Committee otherwise determines that doing so would be advisable. In addition, pursuant to the Equity Grant Policy, unless the Board or the Compensation Committee otherwise determines, the quarterly grant date for equity awards other than annual grants (such as in connection with any promotion or new hire), and other than in connection with Company acquisitions, are generally on the second business day following the Company’s filing of its Form 10-Q or Form 10-K, as applicable for each of its fiscal quarters (i.e., four days per year, one day in each of February, May, August and November). Finally, pursuant to the Equity Grant Policy, the grant date for equity awards made in connection with Company acquisitions is generally on the first trading day on or following the commencement of employment upon the closing of the acquisition unless the Board or Compensation Committee otherwise determines (such as if the Company is in possession of material non-public information).
In addition, consistent with the Equity Grant Policy, we do not time equity-based awards in coordination with the release of material, non-public information and we do not time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.

Award Timing Method
Pursuant to the Equity Grant Policy, annual grants of equity-based awards to (i) executive officers and non-management members of the Board are generally made with a grant date on the second business day following the Company’s filing of its Quarterly
Report on Form 10-Q with respect to its fiscal first quarter ending December 31, which grant date occurs in February, and (ii) other employees of the Company are generally made with a grant date on the second business day following the Company’s filing of its Annual Report on Form 10-K with respect to its fiscal year ending September 30, which grant date occurs in November. The Board or the Compensation Committee may change the annual grant date for any particular year if the Company is in possession of material non-public information or if the Board or Compensation Committee otherwise determines that doing so would be advisable. In addition, pursuant to the Equity Grant Policy, unless the Board or the Compensation Committee otherwise determines, the quarterly grant date for equity awards other than annual grants (such as in connection with any promotion or new hire), and other than in connection with Company acquisitions, are generally on the second business day following the Company’s filing of its Form 10-Q or Form 10-K, as applicable for each of its fiscal quarters (i.e., four days per year, one day in each of February, May, August and November). Finally, pursuant to the Equity Grant Policy, the grant date for equity awards made in connection with Company acquisitions is generally on the first trading day on or following the commencement of employment upon the closing of the acquisition unless the Board or Compensation Committee otherwise determines (such as if the Company is in possession of material non-public information).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false